SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	255,472	226,000
Granted (in shares)	35,000	36,000
Granted for dividends declared (in shares)	3,000	2,000
Forfeited (in shares)	0	9,000
Number, outstanding, end of fiscal year (in shares)	292,873	255,472